Subsequent events (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended
	Mar. 06, 2024 $ / shares shares	Feb. 07, 2023 shares	Sep. 26, 2022 ₪ / shares shares	Mar. 07, 2022 shares	Feb. 26, 2024 $ / shares	Jan. 31, 2024 ILS (₪)	Jan. 31, 2024 USD ($)	Feb. 15, 2023	Jan. 01, 2024 m²	Dec. 31, 2023 ₪ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued		1,964,286	1,082,223	744,048
Exercise price of warrants | ₪ / shares			₪ 13.475							₪ 0.0015312
Employees, Officers, Board Members CEO and Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting period								1-4 years
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Area of office | m²									380.21
Number of common shares issued	311,022
Number of restricted stock units issued	30,482
Term of lease						2 years	2 years
Additional term of lease						3 years	3 years
Number of pre funded warrants exercised	37,106
Exercise price of warrants | $ / shares	$ 13.475
Subsequent Events [Member] | Employees, Officers, Board Members CEO and Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual fee of lease agreement						₪ 437	$ 120
Exercise price per share | $ / shares					$ 12.73
Vesting period					1-4 years